General (Details) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Jan. 07, 2020	Feb. 28, 2023	Aug. 23, 2020	Jan. 31, 2020	Dec. 31, 2023
General [Abstract]
American depository ordinary shares			10
Warrants shares					10
American depository shares purchase					1
Contract to acquire, percentage	100.00%	100.00%		100.00%
Retained earnings (in Dollars)					$ 137.4
Net of issuance expenses (in Dollars)					$ 101.5